INCOME TAXES (Details - Valuation Allowance) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Valuation allowance, beginning balance	$ 95,844	$ 95,844
Additions of valuation allowance	0	0
Reductions of valuation allowance	0	0
Valuation allowance, ending balance	$ 95,844	$ 95,844